SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], Goldpac Investments Ltd [Member], USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member] | Goldpac Investments Ltd [Member]
Subsequent Event [Line Items]
Consultancy Fee Per Quarter	$ 22,500